12. COMMON STOCK	12 Months Ended
Dec. 31, 2014
EquityTransactionsAbstract
12. COMMON STOCK

NOTE 12. COMMON STOCK

The Company had the following equity transactions during the year ended December 31, 2013:

On March 8, 2013 and effective with the court approval of the Settlement Agreement on June 5, 2013, the Company entered into an option purchase agreement with Lattimore Properties pursuant to which the Company granted Lattimore Properties a three-year option to purchase up to 1,000,000 shares of our commons stock at $3.00 per share in consideration for $75,000. The Company valued the option at $5.18 per share using Black Scholes Merton Model and expensed $5,103,600, less the $75,000 paid, during the year ended December 31, 2013.

On March 21, 2013, Diane Cassidy, sister of Kevin Cassidy, Chief Executive Officer, exercised a warrant on a cashless basis resulting in the issuance of 64,815 shares of the Company’s common stock. The warrant price was $1.50 per share. The warrant was valued at $0.81 per share.

On June 28, 2013, Unique Materials converted the $650,000 of outstanding principal due under the September Note together with interest of $25,644 into 225,215 shares of the Company’s common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $439,169 as loss on settlement of debt.

On June 28, 2013, Unique Materials converted the $250,000 of outstanding principal due under the November Note together with interest of $7,534 into 85,845 shares of the Company’s common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $167,397 as loss on settlement of debt.

On June 28, 2013, Unique Materials converted the $150,000 of outstanding principal due under the February Note together with interest of $2,950 into 50,984 shares of the Company’s common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $99,418 as loss on settlement of debt.

On June 28, 2013, Logic converted liabilities of $800,000 into 266,667 of the Company’s restricted common shares at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.

On June 28, 2013, Michael Parnell and Matt Hoff each forfeited 250,000 shares of common stock. This 500,000 forfeiture is part of the retrieval or “claw back” not less than 700,000 shares of the Company’s common Stock that were authorized for issuance to certain individuals on August 27, 2012 for non-cash consideration and future services that was included in the Settlement Agreement and General Release approved on June 5, 2013.

On August 22, 2013, the John and Mark Family Limited May Note with an outstanding principal of $100,000 due, was converted into 22,223 shares of the Company’s common stock at $4.50 per share. The fair market value of the common stock on August 22, 2013 was $7.05 per share and the Company recorded a loss on debt settlement of $56,667, which equals the difference between the fair market value of the shares on the date of conversion and the conversion price as loss on debt settlement.

On September 5, 2013, former employees forfeited 8,334 shares of the Company’s common stock.

On September 26, 2013, Company consultants forfeited 70,313 shares of the Company’s common stock.

During the year ended December 31, 2013, the Company issued 929,167 shares of common stock to investors for $5,905,000.

On October 7, 2013, Mr. Cassidy converted $3,000,000 of accrued compensation-officers into 1,000,000 shares of its common stock at $3.00 per share. The Company valued the 1,000,000 shares at the June 5, 2013 fair market value of $5.82 and expensed $5,820,000 during the year ended December 31, 2013.

On November 19, 2013, a holder of a warrant exercised a warrant on a cashless basis resulting in the issuance of 13,334 shares of the Company's common stock. The warrant was valued at $1.50 per share.

On November 26, 2013, the Company issued 16,667 shares of common stock to a consultant for investor relations services. The shares were valued at the fair market price of $9.42 per share and the Company expensed $157,000 during the three months ended December 31, 2013.

On December 5, 2013, the Company issued 83,334 shares of common stock to a consultant for investor marketing services. The shares were valued at the fair market price of $8.46 per share. The Company recorded consulting expense in the amount of $705,000 during the three months ended December 31, 2013.

On December 30, 2013, the Company granted an aggregate of 800,000 shares of common stock to certain directors for their service as directors. The shares of common stock vest annually over four years. The fair value of the Company's stock on the date of grant was $8.76.

The Company entered into repurchase option agreements with existing stockholders, including Harvey Kaye, Edward Cowle, H. Deworth Williams, Daniel McGroarty, and an affiliate of Michael Parnell, under which it (i) acquired 33,334 shares of the Company’s common stock at $3.00 per share during September 2013, (ii) acquired 317,334 shares of the Company’s common stock at $3.00 per share during October 2013, and (iii) acquired 756,333 shares of the Company’s common stock at $3.00 per share during December 31, 2013 with a portion of the payment in the amount of $1,344,999 made during the quarter ended March 31, 2014 and the balance of $924,000 which was then due and payable. On December 31, 2014, the Company re-issued 301,334 shares of common stock in exchange for the extinguishment of $904,000 of the $924,000 that was due and payable. The Company also obtained the right from Mr. McGroarty, to acquire up to 266,667 shares of the Company’s common stock at $3.00 per share until April 30, 2014. The foregoing option was not exercised and on September 15, 2014, the Company agreed with Mr. McGroarty to repurchase 16,667 shares of its common stock by September 22, 2014 at $3.30 per share and 50,000 shares of the Company’s common stock by October 15, 2014 at $3.30 per share and were granted an option to repurchase 133,334 shares of the Company’s common stock at $3.30 per share on or before January 1, 2015. As of February 27, 2015, the Company had not repurchased these shares and the balance of $220,000 is currently due and payable. See Note 13. In addition, the Company obtained the right from Matthew Hoff and his affiliate to acquire up to 266,667 shares of the Company’s common stock at $3.30 per share until December 31, 2014 and the Company further obtained the right from an affiliate of Michael Parnell to acquire up to 266,667 shares of its common stock at $3.00 per share until December 31, 2014, both of which have expired. The Company intends to satisfy the remaining repurchase obligations of $240,000 from proceeds of future financings from time to time. The Company intends to satisfy this balance from proceeds of future financings of the Company from time to time.

Derivative Instruments—Option

On May 20, 2013, the Company entered into an Option Agreement with Postscriptum Ventures where by Poststrictum paid $50,000 for the option to purchase 216,667 shares of common stock at the higher of 75% of the ten-day closing average or $6.00 per share through December 30, 2013. The Company valued the option at $3.72 using Black Scholes Merton Model. This option was not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. Therefore, the fair value of these warrants were recorded as a liability in the consolidated balance sheet and are marked to market each reporting period until they are exercised or expire or otherwise extinguished. The Option was not exercised by December 30, 2013 and the Company reclassified the fair value of the derivative liability of $429,000 as additional paid in capital on December 30, 2013.

The Company had the following equity transactions during the year ended December 31, 2014:

During January 2014, the Company issued 41,667 shares of its common stock to investors for $312,500.

On March 10, 2014, a holder of a warrant exercised the warrant on a cashless basis resulting in the issuance of 5,339 shares of the Company’s common stock. The warrant price was $1.50 per share.

On March 17, 2014, the Company issued 16,667 shares of its common stock to a consultant in exchange for services. The shares were valued at $129,500 and were expensed as selling, general and administrative expenses during the three months ended March 31, 2014.

During April 2014, the Company issued 17,334 shares of its common stock to investors for $130,000.

On June 17, 2014, the Company issued 100,000 shares of its common stock and warrants to purchase 116,667 shares of common stock to an investor for $750,000. The warrant exercise price was $4.50 per share.  The warrants expire on December 31, 2015.

In June 2014, the Company exercised an option to repurchase 3,334 shares from a stockholder for $10,000.  The shares were repurchased in June 2014.

On August 29, 2014, the Company issued 13,334 shares of its common stock and warrants to purchase 15,467 shares of common stock to an investor for $100,000.  The warrant exercise prices was $4.50 per share.  The warrants expire on December 31, 2015.

On September 3, 2014, the Company issued 26,667 shares of its common stock and warrants to purchase 30,934 shares of common stock to an investor for $200,000.  The warrant exercise price was $4.50 per share.  The warrants expire on December 31, 2015.

On October 23, 2014, the Company issued 13,334 shares of its common stock and warrants to purchase 15,467 shares of common stock to an investor for $100,000.  The warrant exercise price was $4.50 per share.  The warrants expire on December 31, 2015.

During December 2014, the Company issued 103,334 shares of its common stock to investors for $310,000.

During December 2014, the Company also reissued 301,334 shares of its common stock to shareholders from whom the Company previously repurchased such shares but had not paid the repurchase price for such shares. In exchange for the re-issuance, an aggregate of $904,000 that was current and due for such repurchase was extinguished.

During December 2014, 200,002 common shares granted to certain members of the board of directors were released from their repurchase option, and became vested. The shares were granted in December 2013, and the shares are subject to an irrevocable, exclusive option in our favor to repurchase any shares not released from our repurchase option. On each of the first, second, third and fourth anniversaries of the grant, 25% of the granted shares of stock will be released from our repurchase option subject to certain exceptions.

A summary of the warrants issued as of December 31, 2014 were as follows:

	December 31, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at 12/31/13	982,363	$7.41
Issued	178,538	$4.50
Exercised	(6,667)	$1.50
Forfeited	-	$-
Expired	-	$-
Outstanding at end of period	1,154,234	$7.00
Exerciseable at end of period	1,154,234

A summary of the warrants outstanding as of December 31, 2014 is presented below:

	December 31, 2014
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
530,373	1.53	$1.50	530,373
623,861	1.36	$11.67	623,861
1,154,234		$7.00	1,154,234	$7.00

Warrants convertible into 530,373 shares of Company common stock were “in the money” as the exercise price was less than the fair market value of common stock on December 31, 2014.  The intrinsic value of these warrants was $1,527,474.

A summary of unvested common stock awards outstanding as of December 31, 2014 is presented below:

		Fair Market Value
	Common	per Share on
	Shares	Grant Date
Balance of unvested common shares at December 31, 2012	-	$-
Granted	800,002	8.76
Vested	-	-
Cancelled or expired	-	-
Balance of unvested common shares at December 31, 2013	800,002	8.76
Granted	-	-
Vested	(200,002)	8.76
Cancelled or expired	-	-
Balance of unvested common shares at December 31, 2014	600,000	$8.76

Stock-based compensation expense related to the stock awards in the table above was $3,650,022 and $0 for the years ended December 31, 2014 and 2013, respectively.  The Company has estimated a forfeiture rate of 0% for these awards.  The total amount of expense remaining expected to be recognized for these awards is $3,357,996.  If all of the awards vest, this amount will be recognized over the remaining service period during 2015, 2016, and 2017.  To the extent the Company estimates certain of these awards will not vest, the associated expense will be reversed in the period in which the Company estimates the awards will not vest.

Authorization of Reverse Split

The Company’s board of directors and majority shareholders approved an amendment to the Company’s articles of incorporation to effect a reverse stock split of the Company’s common stock at a ratio between 1-for-2 and 1-for-3.  The Company’s shareholders further authorized the board of directors to determine the ratio at which the reverse stock split would be effected.  On October 2, 2014, the Company’s board of directors authorized that the ratio of the reverse split be set at 1-for-3. On December 16, 2014, the Company amended its articles of incorporation to effect the reverse stock split at a ratio of 1-for-3.  All the relevant information relating to numbers of shares and per share information contained in these consolidated financial statements has been retrospectively adjusted to reflect the reverse stock split for all periods presented.